CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Collaboration arrangement revenue	$ (6,651)	$ 6,651
Operating expenses:
Research and development	31,729	35,814
General and administrative	9,875	10,062
Total operating expenses	41,604	45,876
Loss from operations	(48,255)	(39,225)
Change in fair value of convertible notes	(6,193)	(2,402)
Other income (expense), net	1,023	(1,120)
Total other income (expense), net	(5,170)	(3,522)
Loss before provision for income taxes	(53,425)	(42,747)
Provision for income taxes	(318)	(62)
Net loss and comprehensive loss	(53,743)	(42,809)
Net loss attributable to common stockholders, Basic	(53,743)	(42,809)
Net loss attributable to common stockholders, Diluted	$ (53,743)	$ (42,809)
Weighted-average common shares, Basic	7,253,978	7,025,420
Weighted-average common shares, Diluted	7,253,978	7,025,420
Net loss per share attributable to common stockholders, Basic	$ (7.41)	$ (6.09)
Net loss per share attributable to common stockholders, Diluted	$ (7.41)	$ (6.09)